Investments in Associates - Narrative (Details) - ZAR (R) R in Millions		12 Months Ended
	Feb. 27, 2008	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2014
Disclosure of associates [line items]
Investments in associates		R 110	R 84	R 46
Redemption of preference shares from associates		R 32	R 0	R 0
Pamodzi
Disclosure of associates [line items]
Ownership interest (as a percent)	32.40%
Investments in associates	R 345
Rand Refinery
Disclosure of associates [line items]
Ownership interest (as a percent)		10.38%
Receivables due from associates					R 120
Redemption of preference shares from associates		R 32